NET SALES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Sales
Gross sales	R$ 134,130.9	R$ 120,117.7	R$ 125,907.2
Excise duty	(27,417.9)	(25,227.5)	(24,851.4)
Discounts	(17,260.3)	(15,153.3)	(21,347.0)
Total	R$ 89,452.7	R$ 79,736.9	R$ 79,708.8